Balance Sheet Components - Cash Equivalents and Marketable Securities (Details) $ in Millions	Sep. 30, 2021 USD ($) security	Dec. 31, 2020 USD ($) security	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) countries	Dec. 31, 2018 USD ($)
Cash equivalents
Cash equivalents, cost or amortized cost	$ 2,861	$ 4,345	$ 1,096	$ 257	$ 215
Short-term marketable securities
Short-term marketable securities, estimated fair value	1,299	514		508
Long-term marketable securities
Long-term marketable securities, estimated fair value	554
Total	2,997	517		509
Total, unrealized gains	0	0		1
Total, unrealized losses	0	0		0
Total, estimated fair value	$ 2,997	$ 517		$ 510
Number of individual securities that incurred continuous unrealized losses for greater than 12 months	0	0		0
Finance Lease, Right-of-Use Asset, before Accumulated Amortization		$ 0		$ 4
Money market funds
Cash equivalents
Cash equivalents, cost or amortized cost	$ 996
Cash equivalents, unrealized gain	0
Cash equivalents paper, unrealized loss	0
Cash equivalents, estimated fair value	996
U.S. Treasury securities
Cash equivalents
Cash equivalents, cost or amortized cost	148	3
Cash equivalents, unrealized gain	0	0
Cash equivalents paper, unrealized loss	0	0
Cash equivalents, estimated fair value	148	3
Short-term marketable securities
Short-term marketable securities, cost or amortized cost	698	364		347
Short-term marketable securities, unrealized gains	0	0		0
Short-term marketable securities, unrealized losses	0	0		0
Short-term marketable securities, estimated fair value	698	364		347
Long-term marketable securities
Long-term marketable securities, cost or amortized cost	386
Long-term marketable securities, unrealized gains	0
Long-term marketable securities, unrealized losses	0
Long-term marketable securities, estimated fair value	386
Commercial paper
Short-term marketable securities
Short-term marketable securities, cost or amortized cost	414	76		8
Short-term marketable securities, unrealized gains	0	0		0
Short-term marketable securities, unrealized losses	0	0		0
Short-term marketable securities, estimated fair value	414	76		8
Corporate bonds
Cash equivalents
Cash equivalents, cost or amortized cost				1
Cash equivalents, unrealized gain				1
Cash equivalents paper, unrealized loss				0
Cash equivalents, estimated fair value				2
Short-term marketable securities
Short-term marketable securities, cost or amortized cost	118	51		110
Short-term marketable securities, unrealized gains	0	0		0
Short-term marketable securities, unrealized losses	0	0		0
Short-term marketable securities, estimated fair value	118	51		110
Long-term marketable securities
Long-term marketable securities, cost or amortized cost	158
Long-term marketable securities, unrealized gains	0
Long-term marketable securities, unrealized losses	0
Long-term marketable securities, estimated fair value	158
U.S. government agency securities
Short-term marketable securities
Short-term marketable securities, cost or amortized cost	69	23		43
Short-term marketable securities, unrealized gains	0	0		0
Short-term marketable securities, unrealized losses	0	0		0
Short-term marketable securities, estimated fair value	69	$ 23		$ 43
Long-term marketable securities
Long-term marketable securities, cost or amortized cost	10
Long-term marketable securities, unrealized gains	0
Long-term marketable securities, unrealized losses	0
Long-term marketable securities, estimated fair value	$ 10